As filed with the Securities and Exchange Commission on February 17, 2012

File Nos. 33-63797

811-07391

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 31	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 32	☒

ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

(800) 221-5672

Registrant’s Telephone Number, including Area Code:

Copies of communications to:
EMILIE D. WRAPP	KATHLEEN K. CLARKE
AllianceBernstein L.P.	Seward & Kissel LLP
1345 Avenue of the Americas	1200 G Street, NW, Suite 350
New York, New York 10105	Washington, DC 20005
( Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 17, 2012 ( pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness to this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 31 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 17th day of February, 2012.

ALLIANCEBERNSTEIN UNCONSTRAINED BOND

FUND, INC.

By	Robert M. Keith*
Robert M. Keith President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 31 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	SIGNATURE	TITLE	DATE

1.	Principal Executive Officer:

	Robert M. Keith*	President and	February 17, 2012
	Robert M. Keith	Chief Executive Officer

2.	Principal Financial and Accounting Officer:

	/s/ Joseph J. Mantineo	Treasurer and	February 17, 2012
	Joseph J. Mantineo	Chief Financial Officer

3.	Directors:

John H. Dobkin*
Michael J. Downey*
William H. Foulk, Jr.*
D. James Guzy* Nancy P. Jacklin*
Robert M. Keith*
Garry L. Moody*
Marshall C. Turner, Jr.*
Earl D. Weiner*

*By:	/s/ Stephen J. Laffey	February 17, 2012
Stephen J. Laffey
(Attorney-in-Fact)

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase